Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	9 Months Ended
	Dec. 31, 2020	Feb. 12, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Federal Deposit Insurance Corporation Premium Expense		$ 250,000	$ 250,000
Aggregate shares (in Shares)			14,891,667
Weighted average diluted shares outstanding adjustment	0
Net tangible assets		5,000,001	$ 5,000,001
Additional paid-in capital			5,800,000
Accumulated deficit			32,000,000.0
Cash equivalents		0
Assets Held In Trust		$ 345,000,000	$ 345,027,247
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption (in Shares)		34,500,000	34,500,000
Reclassification of temporary equity (in Shares)			3,780,366
Common Class B [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to forfeiture	1,125,000